FAIR VALUE MEASUREMENTS - Fair Value Assets with Unobservable Inputs (Details) - Rabbi Trust investments: - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance at beginning of period	$ 406	$ 555
Additions from the acquisition of Legacy Dole	29,574
Transfers out of Level 3 investments	(406)
Net unrealized losses recognized in earnings	(286)	(149)
Plan contributions	1,210
Plan distributions	(950)
Balance at end of period	29,548	$ 406
Other Nonoperating Income (Expense)
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Realized gains	500
Unrealized losses	$ (800)